Other long-term investment (Tables)	6 Months Ended
Jun. 30, 2015
Other long-term investment [Abstract]
Schedule of Other Long-term Investment
Cost method investee	Initial Cost	Ownership	December 31, 2014	June 30, 2015
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648
Beijing Ruihao Rongtong Real estate development Co., Ltd.	32,713,950	80%	-	32,713,950

Total	32,955,598		241,648	32,955,598